2. Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Depreciation expense	$ 12,885		$ 6,234